ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6—ACCOUNTS RECEIVABLE

Accounts Receivable—Trade, Net

A summary of contract receivables is as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Contract receivables:
Contracts in progress	$245,604	164,898
Completed contracts	40,345	35,702
Retainages	58,431	17,896
Unbilled (1)	4,303	4,303
Less allowances	(14,299)	(14,325)
Accounts receivable—trade, net	$334,384	$208,474

(1)	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2017.

We expect to invoice our unbilled receivables once certain milestones or other metrics are reached, and we expect to collect all unbilled amounts. We believe that our provision for losses on uncollectible accounts receivable is adequate for our credit loss exposure.

The following amounts represent retainages on contracts:

	December 31, 2016	December 31, 2015
	(in thousands)
Retainages expected to be collected within one year	$58,431	$17,896
Retainages expected to be collected after one year	127,193	155,061
Total retainages	$185,624	$172,957

We have included in Accounts receivable—trade, net, retainages expected to be collected in 2017. Of the long-term retainages at December 31, 2016, we expect to collect $121 million in 2018 and $6 million in 2019.

Accounts Receivable—Other

A summary of accounts receivable—other is as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Receivables from unconsolidated affiliates	$13,292	$12,816
Accrued unbilled other	12,075	14,021
Employee receivables	4,730	4,376
Other taxes receivable	2,483	28,743
Other	4,349	6,733
Accounts receivable—other	$36,929	$66,689

Employee receivables are expected to be collected within 12 months, and any allowance for doubtful accounts on our Accounts receivable—other is based on our estimate of the amount of probable losses due to the inability to collect these amounts (based on historical collection experience and other available information). As of December 31, 2016 and 2015, no such allowance for doubtful accounts was recorded.